Expense Example - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2060 Fund	May 30, 2023 USD ($)
Fidelity Advisor Freedom Blend 2060 Fund - Class Z
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	493
Fidelity Advisor Freedom Blend 2060 Fund - Class I
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	616
Fidelity Advisor Freedom Blend 2060 Fund - Class C
Expense Example:
1 year	252
3 years	471
5 years	813
10 years	1,576
Fidelity Advisor Freedom Blend 2060 Fund - Class M
Expense Example:
1 year	447
3 years	654
5 years	878
10 years	1,521
Fidelity Advisor Freedom Blend 2060 Fund - Class A
Expense Example:
1 year	646
3 years	798
5 years	963
10 years	$ 1,441